CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Accounts and notes receivable, allowance for doubtful accounts	$ 47		$ 46
Accounts and notes receivable, pledged as collateral	520		659
Members' equity, units issued (in units)	2,728		2,728
Members' equity, units outstanding (in units)	2,728		2,728
Variable Interest Entity
Cash and cash equivalents	210	[1]	231	[1]
Restricted cash	9	[1]	8	[1]
Accounts and notes receivable (net)	1,534	[1]	1,529	[1]
Inventories	1,819	[1]	1,539	[1]
Other current assets	222	[1]	220	[1]
Property, plant and equipment (net)	3,656	[1]	3,510	[1]
Intangible assets (net)	70	[1]	93	[1]
Other noncurrent assets	366	[1]	482	[1]
Accounts payable	1,101	[1]	862	[1]
Accrued liabilities	723	[1]	694	[1]
Current portion of debt	288	[1]	212	[1]
Long-term debt	3,414	[1]	3,730	[1]
Other noncurrent liabilities	1,157	[1]	1,003	[1]
Consolidated VIE's
Variable Interest Entity
Cash and cash equivalents	28		44
Restricted cash	9		2
Accounts and notes receivable (net)	38		29
Inventories	55		47
Other current assets			1
Property, plant and equipment (net)	378		403
Intangible assets (net)	19		23
Other noncurrent assets	28		21
Accounts payable	76		55
Accrued liabilities	26		21
Current portion of debt	193		16
Long-term debt	77		264
Other noncurrent liabilities	$ 101		$ 111

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."